Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Schedule of Other Liabilities

	December 31, 2015	December 31, 2014
Environmental remediation(1)	$223	$226
Employee-related costs(2)	108	32
Employee separation costs(3)	23	—
Accrued litigation(1)	58	52
Asset retirement obligations(1)	41	43
Deferred revenue	11	13
Miscellaneous(4)	89	98
Total	$553	$464

(1)
See Note 19 for further details on environmental remediation, asset retirement obligations and accrued litigation.

(2)
See Note 21 for further details on long-term employee benefits.

(3)
See Note 6 for further information.

(4)
Miscellaneous primarily includes an accrued indemnification liability.